General and Administrative (Tables)	6 Months Ended
Jun. 30, 2022
General And Administrative Expenses [Abstract]
Summary of General and Administrative Expenses

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Salaries and Benefits	70	79	142	149
Administrative and Other	61	50	90	108
Stock-Based Compensation Expense (Recovery) (Note 25)	87	34	194	69
Other Incentive Benefits Expense (Recovery)	—	7	(9)	7
	218	170	417	333